Post-retirement benefit obligations - Reconciliation, projected net pension liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of net defined benefit liability (asset)
Increase in asset limitation	R 58	R 1,051	R (105)
Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	7,740	6,548
Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	63,806	58,305	56,282
Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	8,868	7,915
Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	54,938	50,390
Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	25,247	23,075
Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	29,691	27,315
Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(58,385)	(54,018)	(50,854)
Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(28,524)	(26,392)
Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(29,861)	(27,626)
Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	2,319	2,261
Increase in asset limitation	58	1,051
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(555)	(582)
South Africa | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	51,241	47,285	46,508
South Africa | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	51,241	47,285
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	21,550	19,970
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	29,691	27,315
South Africa | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(54,115)	(50,128)	(48,340)
South Africa | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(24,254)	(22,502)
South Africa | Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(29,861)	(27,626)
South Africa | Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	2,319	2,261
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	8,295	7,130
Foreign Countries | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	12,565	11,020	9,774
Foreign Countries | Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	8,868	7,915
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	3,697	3,105
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	3,697	3,105
Foreign Countries | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(4,270)	(3,890)	R (2,514)
Foreign Countries | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	R (4,270)	R (3,890)